Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	wfstf-20200529_SupplementTextBlock

SUPPLEMENT TO THE CLASS A AND CLASS C PROSPECTUS AND
SUMMARY PROSPECTUS
OF
WELLS FARGO SPECIALTY FUNDS
For the Specialized Technology Fund (the "Fund")

Effective June 1, 2020, the expense caps for Class A and Class C of the Fund are being lowered as follows:

The Manager has contractually committed through July 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Funds Trust - Supplement) | (Wells Fargo Specialized Technology Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021